Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Profit Before Income Taxes

The Company’s profit before income taxes consist of:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cayman Islands	—	—	6,053,039	880,378
Hong Kong	—	—	5,855,270	851,614
China	—	—	384,098,580	55,864,820

Total profit before income taxes	—	—	396,006,889	57,596,812

Summary of Current and Deferred Component of Income Tax Expenses

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expense	50,151,251	132,155,767	121,777,474	17,711,799
Deferred income tax expense (benefit)	2,863,061	(12,752,767)	(32,694,920)	(4,755,279)

Total income tax expense	53,014,312	119,403,000	89,082,554	12,956,520

Summary of Principal Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	65,709,975	84,045,397	12,223,896
Accrued expense	1,931,313	2,048,984	298,012
Provision for credit losses	—	15,607,792	2,270,059
Customer advances	—	9,643,165	1,402,540
Investment gain on Shanghai Autohome consolidation	—	(11,009,130)	(1,601,212)
Unrealized loss for available-for-sale securities	132,899	(141,215)	(20,538)
Net operating loss carry-forward	5,859,860	4,998,202	726,958
Less: valuation allowance	(5,859,860)	(4,998,202)	(726,958)
Non-current deferred tax assets, net	67,774,187	100,194,993	14,572,757

Non-current deferred tax liabilities	—	—	—

Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Income before provision of income tax	186,495,374	468,460,432	396,006,889	57,596,812
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	46,623,844	117,115,108	99,001,722	14,399,203
International tax rate differential	—	—	(2,010,958)	(292,482)
Non-deductible expenses	3,951,840	80,537	7,970,647	1,159,283
Research and development super-deduction	—	—	(12,520,141)	(1,820,979)
Non-taxable income	—	(1,213,877)	(2,497,058)	(363,182)
Change in valuation allowance	2,438,628	3,421,232	(861,658)	(125,323)

Income tax expenses	53,014,312	119,403,000	89,082,554	12,956,520